Intangible assets, net - Weighted average amortization periods of intangible assets (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Intangible assets, net
Total weighted average amortization periods	10 years	10 years
Land use rights
Intangible assets, net
Total weighted average amortization periods	30 years	30 years
Audio-visual license
Intangible assets, net
Total weighted average amortization periods	9 years	9 years
Acquired computer software
Intangible assets, net
Total weighted average amortization periods	5 years	5 years